Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Treasury shares reissued	Pursuant to stock-based compensation plans, U.S. Cellular reissued the following Treasury Shares:

Year Ended December 31,	2019	2018	2017
Treasury Shares Reissued	432,000	1,181,000	325,000